Subsequent events	9 Months Ended
Sep. 30, 2020
Subsequent events
Subsequent events

28      Subsequent events

Management has not identified events occurred after September 30, 2020, for which, due to their materiality, additional disclosure in the Notes to the unaudited interim condensed financial statements is required.